U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC File Number:  333-198677

         Form 10-K           Form 20-F          Form 11-K      X  Form 10-Q          Form 10-D          Form N-SAR          Form N-CSR

For period ended: June 30, 2015

Transition Report on Form 10-K

Transition Report on Form 20-F

Transition Report on Form 11-K

Transition Report on Form 10-Q

Transition Report on Form N-SAR

For the Transition Period Ended:   N/A

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: ___________

PART I - REGISTRANT INFORMATION

Lockbox Link, Inc.
Full Name of Registrant:

13708 Ruette Le Parc #C
Address of Principal Executive Office

Del Mar, CA 92104
City, State and Zip Code

PART II - RULES 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

X	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant=s statement or other exhibit required by Rule 12b-25(c) has been attached, if applicable.

PART III - NARRATIVE

State below in reasonable detail why the Form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR or the transition report portion thereof, could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The compilation, dissemination and review of the information required to be presented in the Form 10-Q for the period ending June 30, 2015 could not be completed and filed by October 1, 2015 (pursuant to 17 CFR Section 240.15d-13(a)), without undue hardship and expense to the registrant. The registrant’s 10-Q could not be filed by the 5:30pm EST deadline on the prescribed due date due to staffing limitations. Accordingly, the registrant was unable to file such report within the prescribed time period without unreasonable effort or expense, but the registrant did take extraordinary effort to ensure it was filed on the prescribed day, albeit thirty-nine (39) minutes late. The registrant has already filed its Form 10-Q for the period ended June 30, 2015 within the "grace" period provided by Securities Exchange Act Rule 12b-25.

PART IV - OTHER INFORMATION

(1)

Name and telephone number of person to contact in regard to this notification

Ryan S. Anderson, Esq.	858	756-5558
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

    X   Yes           No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

          Yes     X   No

Lockbox Link, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  October 2, 2015

By: /s/ Iryna Clark

       Name: Iryna Clark

       Title:   Chief Executive Officer

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